Summary of significant accounting policies - Reconciliation of Net Assets Available for Benefits per the Financial Statements to Form 5500 (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 61,516,155,510	$ 52,369,173,291	$ 44,027,466,589
Less: Amounts allocated to withdrawing Participants	(15,909,442)	(6,648,075)
Net assets available for benefits per Form 5500	$ 61,500,246,068	$ 52,362,525,216